Employee Defined Combination Plan - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Total amounts incurred for employee defined contribution plan	$ 172.80	1,050.00	631.25	381.74